16. Short and long-term debt (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	R$ 695,624	R$ 1,591,397
Less total interest	(54,964)	(115,246)
Present value of minimum lease payments	640,660	1,476,151
Less current portion	(120,118)	(288,194)
Noncurrent portion	520,542	1,187,957
2018
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	0	333,795
2019
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	140,307	319,511
2020
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	140,080	267,477
2021
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	139,852	224,591
2022
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	139,624	119,200
2023
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	69,985	59,748
Thereafter
DisclosureOfDebtLineItems [Line Items]
Total minimum lease payments	R$ 65,776	R$ 267,075